Summary of Significant Accounting Policies - Schedule of Concentrations of Risk (Parenthetical) (Details) - Customer C - Customer Concentration Risk - Revenue	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Product Information [Line Items]
Concentration risk percentage				10.00%
Maximum
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Predecessor | Maximum
Product Information [Line Items]
Concentration risk percentage	10.00%